Exhibit A(2)
EXHIBITS TO THE SCHEDULE
EXHIBIT A(2)
FORM OF MONTHLY STATEMENT
Series 2007 — 1
HSBC Bank plc
AS SERVICER

RECEIVABLES TRUST
MONTHLY PERIOD ENDING:
30 September 2007

1.	Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the “RTDSA”) and any supplement thereto for a Series provided, however, that the “preceding Monthly Period” shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.

2.	HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement.

3.	The undersigned is an Authorised Officer.

4.	The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	31/08/2007	Ending	30/09/2007

Interest Period Date:	Starting	17/09/2007	Ending	15/10/2007

Interest Determination Date:		13/09/2007

*	The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.
INDEX

Section	Contents
1	Receivables Pool Summary Information

2	Series General Information

3	Undivided Interest

4	Segregated Trust

5	Loan Note Issuer

6	Issuer

7	Investor Interest and Debt Amounts

8	Commentary/Payout Events

Note: All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 October 2007
Section 1
Receivables Pool Summary Information (1)

1 Aggregate amount of Eligible Receivables that are Principal Receivables for Beginning of the Monthly Period	2,607,730,205

2 Aggregate amount of Principal Collections processed	627,017,403

3 Aggregate amount of Finance Charge Collections (including Acquired Interchange)	34,945,244

4 Aggregate amount of Interest received on Trustee Collections Account and Trustee Investment Account	278,090

5 Aggregate amount Investor Default Amount	10,431,410

6 Aggregate amount of Investor Indemnity Amount	—

7 Aggregate amount of outstanding principal balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period	70,740,837

8 Aggregate amount of Eligible Receivables that are Principal Receivables for End of Monthly Period	2,602,955,118
Delinquency Analysis

	Aggregate Account		Percentage of
	Principal Balance	No. of Accounts	Total Receivables in Trust

(a) 30 - 59 days	20,874,977	8,062	0.80%

(b) 60 - 89 days	14,581,575	5,222	0.56%

(c) 90 - 119 days	12,145,211	4,205	0.47%

(d) 120 - 149 days	10,050,462	3,407	0.39%

(e) 150 - or more days	13,088,612	4,260	0.50%

Totals	70,740,837	25,156	2.72%

Delinquency Analysis excludes ‘no in-force plan’ accounts. Accounts with no-inforce plans are dormant accounts i.e. no active retail, balance transfer or cash plan, at the time of reporting.
Receivables Pool Summary Information (2)

	Amount	Percentage

Transferor and Aggregate Investor Interest (at the Beginning of the Monthly Period)	2,607,730,205	100.00%

Transferor Interest	1,423,560,677	54.59%

Aggregate Investor Interest (for analysis — see below)	1,184,169,528	45.41%

2006-1 Investor Interest	536,193,030	20.56%

2006-2 Investor Interest	397,035,469	15.23%

2007-1 Investor Interest	250,941,029	9.62%

Balance on Trustee Investment Account	0
Portfolio Minimum Balance Parameters

	Threshold	Passed?

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	6%	Yes

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	2%	Yes

Minimum Aggregate Principal Receivables Above Zero	0	Yes

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 October 2007
Section 2
General Information

Period Type:	Revolving

Loan Note Rate	GBP Libor	Margin (bps)	Total Rate

Class A	6.56%	6.69	6.62%

Class B	6.56%	19.45	6.75%

Class C	6.56%	44.95	7.00%
Investor Percentages

	Pre-Addition Date	Post Addition Date
	Series 2007 - 1	Series 2007 - 1
	%	%

Series Floating Percentage	—	9.62%

Class A Floating Percentage	—	88.00%

Class B Floating Percentage	—	5.50%

Class C Floating Percentage	—	6.50%

Series Fixed Percentage	—	9.62%

Class A Floating Percentage	—	88.00%

Class B Floating Percentage	—	5.50%

Class C Floating Percentage	—	6.50%

Aggregate amount of Investor Percentage of the Principal Collections	60,337,681

Aggregate amount of Investor Percentage of the Finance Charge Collections	2,988,229

Aggregate amount of Investor Percentage of the Acquired Interchange	374,541

Aggregate amount of Investor Percentage of Recoveries	200,575

Bank Account Interest allocable to the Series	39,916

Controlled Accumulation Period (CAP)/Controlled Deposit Amount Series 2007 — 1	Months	Amount
Original CAP/Controlled Deposit Amount	12	0

Adjustment to CAP/Controlled Deposit Amount	0	0

Revised CAP/Controlled Deposit Amount	12	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 October 2007
Section 3
Undivided Interest

Principal Collections	Series 2007 - 1

The aggregate amount of Principal Collections processed during the related Monthly Period allocable to Series	60,337,681

Deduct: Utilised Retained Principal Collections Amount notionally allocable to Class C	0

Deduct: Utilised Retained Principal Collections Amount notionally allocable to Class B	0

Deduct: Amount distributed to Series Principal Collections Ledger in the Segregated Trust	0

Deduct: Shared Principal Collections	0

Total = Cash Available for Investment	60,337,681

Finance Charge Collections (incl. Acquired Interchange)	Series 2007 - 1

The aggregate amount of Finance Charge Collections (to include interest on the Trustee Collections Account and Trustee Investment Account) and Acquired Interchange allocable to the Series during the related Monthly Period	3,402,686

The aggregate amount of Recoveries allocable to the Series during the related Monthly Period	200,575

Total transferred to the Series Collections Account Finance Charge Collections Ledger in relation to Series	3,603,261

Other	Series 2007 - 1

Investor Default Amount allocable to Series	1,003,809

Investor Indemnity Amount allocable to Series	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 October 2007
Section 4(a)
Segregated Trust (1)
Principal Collections

Principal Collections Ledger	Series 2007 - 1

Total amount transferred from Undivided Interest	0

Deficit relative to Controlled Deposit Amount	0

The total distribution to Principal Funding Account or to Loan Note Issuer Account in respect of:

Class A Monthly Principal Amount	0

Class B Monthly Principal Amount	0

Class C Monthly Principal Amount	0

Funding Account (Principal Ledger)	Series 2007 - 1

Balance brought forward	0

Transfer this month	0

Transfer to Loan Note Issuer Distribution Account	0

Class A Monthly Principal Amount	0

Class B Monthly Principal Amount	0

Class C Monthly Principal Amount	0

Balance carry forward	0

Deficit relative to Cumulative Controlled Deposit Amount	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 October 2007
Section 4(b)
Segregated Trust (2)
Finance Charge Collections (1)

Series Finance Charge Collection Ledger	Series 2007 - 1

Finance Charge Collections (incl. Acquired Interchange) allocable to Series	3,362,769

Recoveries	200,575

Interest Income on Accounts	39,916

Income from Principal Funding Account up to Class A Covered Amount	0

Retained Principal Collections Amount notionally allocable to Class B	0

Retained Principal Collections Amount notionally allocable to Class C	0

Transfer from Reserve Account	0

Transfer from Spread Account	0

Total Amount of Distribution to be transferred to Finance Funding Account
(in revolving and controlled accumulation Period) or to Loan Note Issuer
Distribution Account (in Regulated or Rapid Amortisation Period)

	Series 2007 - 1	Series 2007 - 1
	Paid	Unpaid

Class A Monthly Finance Amount	1,121,766	0

Class A Deficiency Amount	0	0

Class A Additional Finance Amount	0	0

Class A Monthly Distribution Amount	1,121,766	0

Class B Monthly Finance Amount	71,461	0

Class B Deficiency Amount	0	0

Class B Additional Finance Amount	0	0

Class B Monthly Distribution Amount	71,461	0

Class C Monthly Finance Amount	87,645	0

Class C Deficiency Amount	0	0

Class C Additional Finance Amount	0	0

Class C Monthly Distribution Amount	87,645	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 October 2007
Section 4(c)
Segregated Trust (3)
Finance Charge Collections (2)

	Series 2007 - 1	Series 2007 - 1
	Paid	Unpaid

Issuer Costs Amount	—	0

Issuer Profit Amount	1,919	0

Trustee Payment Amount	—	0

The total amount of distribution in respect of Trustee Payment Amount for the related Monthly Period Including any amount remaining unpaid in respect of prior Monthly Periods	—	0

Total amount of distribution in respect of Loan Note Issuer Costs Amount for the Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	—	0

Total amount of distribution in respect of Loan Note Issuer Profit for the monthly period	384	0

Total amount of distribution in respect of Servicing Fee Payment Amount for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	167,294	0

Total amount of distribution in respect of Expenses Loan Interest, Scheduled Amount and Prepayment Amount, for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	2,810	0

Payment to cover Investor Default Amount	1,003,809	0

Payment to cover Reduction in Investor Interest (excluding repayments of principal)	0	0

Transfer to Reserve Account	0	0

Transfer to Spread Account	0	0

Payment in respect of Investor Indemnity Amount	0	0

Payment in relation to Excess Spread	1,146,174	0

Funding Account (Finance Ledger)	Series 2007 - 1

Balance brought forward	0

Transfer in this month (15th’s Payment)	1,280,872

Transfer to Loan Note Issuer Distribution Account

Class A Finance Distribution Amount	1,121,766

Class B Finance Distribution Amount	71,461

Class C Finance Distribution Amount	87,645

Balance carried forward	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 October 2007
Section 4(d)
Segregated Trust (4)
Reserve and Spread Accounts

Reserve Account	Series 2007 - 1

Required Reserve Account Amount	0

Balance brought forward	0

Transfer in/out this Month	0

Balance carried forward (Available Reserve Account Amount)	0

Spread Account	Series 2007 - 1

Quarterly Excess Spread Percentage*	5.73%

Required Spread Account Amount	0

Balance brought forward	0

Transfer in/out this Month	0

Balance carried forward (Available Spread Account Amount)	0

*	Calculated on a Simple yield basis
Spread Account Trigger

If Excess Spread Rate:	Required Spread Account %

above 4.5%	0.0%

above 4.0% but equal to or below 4.5%	1.5%

above 3.0% but equal to or below 4.0%	3.5%

above 2.0% but equal to or below 3.0%	4.0%

equal to or below 2.0%	4.5%

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 October 2007
Section 5
Loan Note Issuer Distribution Account

Receipts	Series 2007 - 1

Loan Note Interest	1,446,640

Loan Note Principal	—

Investor Trustee Payment Amount	415

Issuer & Loan Note Issuer Cost Amount	3,268

Expenses Loan Interest and Scheduled Amount	1,736

Investor Servicing Fee Amount	167,294

Class A Investor Default Amount	1,031,582

Class A Investor Charge-Off	—

Class B Investor Default Amount	64,473

Class B Investor Charge-Off	—

Class C Investor Default Amount	76,196

Class C Investor Charge-Off	—

Investor Indemnity Payment Amount	—

LN Issuer Return, Issuer Profit Amount	2,713

Expenses Loan Prepayment Amount	2,809

Excess Finance Charges	1,310,939

Deferred Subscription Price	1,310,939

Payments	Series 2007 - 1

Loan Note Interest	1,446,640

Loan Note Principal	—

3rd Party Expenses	1,660

Issuer Costs Amount	1,608

Additional Consideration	2,650,899

Monthly Expenses Loan Amount	1,736

Expenses Loan Prepayment	2,809

Issuer Profit Amount	2,261

Further Interest	1,310,939

Net Movement	452

Retained Profit (This Period)	452

Retained Profit (Prior Periods)	658

Other	—

Account Balance	1,110

Comments:

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 October 2007
Section 6

Issuer Distribution Account

Receipts	Series 2007 - 1

Loan Note Interest	1,446,640
Loan Note Principal	—
Issuer Costs	1,608
Further Interest	1,310,939
Issuer Profit	2,261
Expenses Loan Repayment	1,736
Expenses Loan Prepayment	2,809
Swap Interest (USD)	2,584,251
Swap Principal (USD)	—

Payments	Series 2007 - 1

Swap Interest	1,446,640
Swap Principal	—
Note Interest (USD)	2,584,251
Note Principal (USD)	—
3rd Party Expenses	1,608
Expenses Loan Repayment	4,545
Deferred Subscription Price	1,310,939

Net Movement	2,261

Retained Profit (This Period)	2,261
Retained Profit (Prior Periods)	3,289
Other	—

Account Balance	5,550

Comments:

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 October 2007
Section 7

Investor Interest & Debt Amounts

Summary Series Investor Interest and Adjusted Investor Interest	Total	Class A	Class B	Class C

Initial Investor Interest	250,941,029	220,828,105	13,801,757	16,311,167
Principal Payments made to Loan Note Issuer	—	—	—	—
Investor Charge-Offs/Reallocations	—	—	—	—

Investor Interest	250,941,029	220,828,105	13,801,757	16,311,167

Series Collection Account — PC Ledger	—	—	—	—
Balance of Principal Funding Account (Principal Ledger)	—	—	—	—

Adjusted Investor Interest	250,941,029	220,828,105	13,801,757	16,311,167

Loan Note Debt Amount	Total	Class A	Class B	Class C

Related Debt amount brought forward	250,941,029	220,828,105	13,801,757	16,311,167
Principal Payments made to Issuer	—	—	—	—
Related Debt amount caried forward	250,941,029	220,828,105	13,801,757	16,311,167

Turquoise Card Backed Securities plc Series 2007 - 1 (USD)	Total	Class A	Class B	Class C

Outstanding Amount brought forward	500,000,000	440,000,000	27,500,000	32,500,000
Principal Payments made	—	—	—	—
Associated Debt amount carried forward	500,000,000	440,000,000	27,500,000	32,500,000
Pool Factor brought forward	100%
Pool Factor carried forward	100%

Turquoise Card Backed Securities plc — Servicer Report
Series 2007 — 1, For IPD Ending: 15 October 2007
Section 8

Pay Out Events / Triggers

Portfolio Yield and Expense Rate Series 2007 - 1	Rate (Actual)	Rate (Simple)

Portfolio Yield for the Period	16.50%	16.27%
Expense Rate	7.46%	6.93%
Net Charge Off Rate	3.89%	3.84%
Excess Spread Rate	5.14%	5.50%

Quarterly Excess Spread	6.44%	5.73%
Regulated Amortisation Trigger		<0%
Regulated Amortisation		No

Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.

Portfolio Minimum Balance Parameters	Threshold	Passed?

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	6%	Yes

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	2%	Yes

Minimum Aggregate Principal Receivables Above Zero	0	Yes

Commentary
To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:
None
We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof.
IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 11th day of October, 2007.
Authorised signatory
HSBC Bank plc
as Servicer
By:
/s/ Andrew J Huke
Name: Andrew J Huke
Title: Senior Manager, Asset and Liability Management